Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Apr. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 78,226	¥ 68,927
Contract liabilities	[1]	¥ 4,971	¥ 3,792

[1]	Contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.